Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
		December 31
	2015	2014

Common shares
Common shares issued and outstanding, beginning of the year	112,107	114,853
Common shares issued on exercise of share based options, during the year	5	12
Repurchase of common shares, during the year	(3,208)	(2,681)
Restricted shares purchased, during the year	(155)	(168)
Restricted shares forfeited, during the year	-	13
Restricted shares vested, during the year	58	78
Common shares issued and outstanding, end of year	108,807	112,107

Restricted shares
Restricted shares issued and outstanding, beginning of year	399	322
Restricted shares purchased, during the year	155	168
Restricted shares forfeited, during the year	-	(13)
Restricted shares vested, during the year	(58)	(78)
Restricted shares issued and outstanding, end of year	496	399

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Foreign currency translation adjustment	Derivatives designated as cash flow hedges, net of income tax	Accumulated other comprehen-sive loss
December 31, 2015
Balance, beginning of year	$(123,246)	$-	$(123,246)
Other comprehensive loss, during the year	(73,426)	-	(73,426)
Balance, end of year	$(196,672)	$-	$(196,672)

December 31, 2014
Balance, beginning of year	$(81,473)	$(418)	$(81,891)
Other comprehensive loss before reclassifications, during the year	(41,773)	-	(41,773)
Amounts reclassified from accumulated other comprehensive loss, during the year	-	418	418
Balance, end of year	$(123,246)	$-	$(123,246)

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	December 31
	2015	2014

Net income	$123,876	$126,516

Weighted average number of shares, basic	110,480	114,822
Dilutive effect of share based options	-	-
Weighted average number of shares, diluted	110,480	114,822

Net income per weighted average share, basic and diluted	$1.12	$1.10
Issued and outstanding share based options	1,682	1,111